Basic and diluted net loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and diluted net loss per share
Summary of basic and diluted net loss per share

	For the years ended December 31,
	2022	2023	2024
Numerator:
Net loss from continuing operations attributable to ordinary shareholders of iClick Cayman	(43,691)	(13,580)	(23,935)
Numerator for basic and diluted net loss per share from continuing operations	(43,691)	(13,580)	23,935
Net loss from discontinued operations attributable to ordinary shareholders of iClick Cayman	(157,184)	(25,110)	(5,072)
Numerator for basic and diluted net loss per share from discontinued operations	(157,184)	(25,110)	(5,072)
Denominator:
Denominator for basic and diluted net loss per share - weighted average shares outstanding	50,420,225	51,118,300	45,806,953
Basic net loss per share
- Continuing operations	(0.86)	(0.26)	(0.52)
- Discontinued operations	(3.12)	(0.49)	(0.11)
Diluted net loss per share
- Continuing operations	(0.86)	(0.26)	(0.52)
- Discontinued operations	(3.12)	(0.49)	(0.11)

Computation of diluted net loss per ordinary share

	As of December 31,
	2022	2023	2024
Share options, RSUs and warrants – weighted average (thousands)	385	16	6